SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 38,342,706	$ 28,278,297
Less: accumulated depreciation	(19,742,876)	(17,426,398)
Property, equipment and software, net	18,599,830	10,851,899
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,206,573	5,140,635
Electronic Equipment Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,983,372	5,470,985
Cryptocurrency Mining Machine [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,506,306
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,232,872
Property, equipment and software, net	1,200,000
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	204,094	201,509
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	110,919
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,098,570	$ 17,465,168